Consolidated statements of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated statements of profit or loss
Revenues	$ 918,031	$ 915,625	$ 809,577
Voyage expenses and commissions	(14,507)	(14,260)	(19,430)
Vessel operating and supervision costs	(162,790)	(170,591)	(166,432)
Depreciation	(238,711)	(228,639)	(202,953)
Impairment loss	(11,740)	(68,287)	(153,669)
Loss on disposal of non-current assets	(2,058)	(406)	(1,100)
General and administrative expenses	(34,934)	(35,007)	(43,313)
Profit from operations	453,291	398,435	222,680
Financial costs	(287,068)	(184,675)	(166,955)
Financial income	14,879	4,118	142
Gain on derivatives	13,011	74,807	22,680
Share of profit of associates	2,190	4,562	1,969
Total other expenses, net	(256,988)	(101,188)	(142,164)
Profit for the year	196,303	297,247	80,516
Attributable to:
Owners of the Group	128,845	207,450	67,663
Non-controlling interests	$ 67,458	$ 89,797	$ 12,853